Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,965,222,223.92
Previously Paid Amount	211,753.33
Total Fee Amount	271,397.19
Total Offset Amount	0.00
Net Fee	$ 59,643.86
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A